Consolidated statement of changes in equity (Parenthetical) £ in Millions, shares in Millions, $ in Millions		1 Months Ended			12 Months Ended
		Mar. 31, 2022 GBP (£) £ / shares shares	Feb. 28, 2022 GBP (£)	Mar. 31, 2021 GBP (£) £ / shares shares	Dec. 31, 2022 GBP (£) shares	Dec. 31, 2021 GBP (£) shares	Jul. 31, 2021 USD ($)
Net (loss) gain as a result of significant movements in underlying actuarial assumptions					£ 20,714.0
Main Scheme
Net (loss) gain as a result of significant movements in underlying actuarial assumptions					18,744.0
AT1 capital notes
AT1 capital notes called | $							$ 2,650
Retained earnings
Value of purchased ordinary shares	[1],[2]				2,054.0	£ 1,423.0
Loss recognised on reclassification between equity and liabilities			£ 254.0
UK Government Investments Ltd (UKGI)
Ordinary shares acquired | shares		549.9		591.0
Purchase price per share | £ / shares		£ 2.205		£ 1.905
Value of purchased ordinary shares		£ 1,220.0		£ 1,130.0
Number of treasury stock, shares cancelled | shares		549.9
Value of treasury shares cancelled				£ 391.0
Number of own shares held | shares				200.0
On Market Share Buyback Programme
Value of purchased ordinary shares					£ 829.3	£ 676.2
Number of shares repurchased and cancelled | shares					379.3	310.8

[1]	In March 2022, there was an agreement with HM Treasury to buy 549.9 million (March 2021 - 591 million) ordinary shares in NatWest Group plc from UK Government Investments Ltd, at 220.5 pence per share (March 2021 - 190.5 pence per share) for the total consideration of £1.22 billion (March 2021 - £1.13 billion). NatWest Group cancelled all 549.9 million of the purchased ordinary shares (March 2021 - NatWest Group cancelled 391 million of the purchased ordinary shares and held the remaining 200 million in own shares held). The nominal value of the share cancellation has been transferred to the capital redemption reserve.
[2]	NatWest Group plc repurchased and cancelled 379.3 million (2021 - 310.8 million) shares for total consideration of £829.3 million (2022 £676.2 million) excluding fees as part of the On Market Share Buyback Programme which has now concluded. The nominal value of the share cancellations has been transferred to the capital redemption reserve.